Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories, Net [Abstract]
Raw materials	$ 3,317,887	$ 24,695,737
Finished goods	16,666,207	15,296,147
Goods in transit		8,108
Total inventories, net	$ 19,984,094	$ 39,999,992